Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Cash Provided By (used For):operating Activities
Net Income (loss) For The Year	$ 436,867	$ 2,839,260
Loss For The Period From Discontinued Operations	0	127,637
Non-cash Items
Accrued Interest On Promissory Notes	39,182	30,785
Unrealized Foreign Exchange (gain)	644	(2,658)
Accretion Expenses	129,391	137,880
Change In Fair Value Of Derivative Instruments	(1,132,174)	1,995,930
Loss On Spin-out Of Subsidiary	0	286,570
Gain On Write-off Of Promissory Note	0	(151,301)
Cash Flow Provided By(used For) Operating Activities Before Changes In Working Caoital	(526,090)	(414,417)
Change In Non-cash Working Capital Accounts	(35,233)	26,860
Net Cash Used Continuing Operations	(561,323)	(387,557)
Net Cash From Discontinued Operations	0	17,078
Cash Flows Provided By(usedfor)operatingactivities	(561,323)	(370,479)
Investing Activity
Net Cash Used In Investments In Discontinued Operations	0	(145,901)
Cash Flow Provided By(used For) Investing Activities	0	(145,901)
Financing Activities
Advances From Shareholders	63,535	0
Net Proceeds On Issuance Of Class B Stock	0	100
Net Proceeds On Issuance Of Promissory Notes	536,517	403,600
Cash Flow Provided By(used For) Financing Activities	600,052	403,700
(decrease) In Cash	38,729	(112,680)
Cash, Beginning Of The Year	476	113,156
Cash, End Of The Year	$ 39,205	$ 476